Consolidated Statement Of Changes In Shareholders' Equity - CAD ($)	Share capital [Member]	Warrant reserve [Member]	Share-based payment reserve [Member]	Non-controlling interests [Member]	Deficit [Member]	Total
Beginning balance at Jan. 31, 2020	$ 4,119,484	$ 123,283	$ 15,922	$ (63,093)	$ (2,611,940)	$ 1,583,656
Beginning balance (Shares) at Jan. 31, 2020						104,054,149
Sale of Cultivar Jamaica	(540,000)			65,935	60,620	$ (413,445)
Sale of Cultivar Jamaica (Shares)						(4,000,000)
Share-based compensation			946,361			$ 946,361
Shares issued on acquisition of intangible asset	53,000					$ 53,000
Shares issued on acquisition of intangible asset (Shares)						50,000
Exercise of options	321,685		(108,435)			$ 213,250
Exercise of options (Shares)						1,455,000
Exercise of warrants	57,481	(7,481)				$ 50,000
Exercise of warrants (Shares)						100,000
Shares issued for consulting services	20,000					$ 20,000
Shares issued for consulting services (Shares)						58,824
Net loss for the year				$ (2,842)	(1,581,691)	$ (1,584,533)
Ending balance at Jan. 31, 2021	4,031,650	115,802	853,848		(4,133,011)	$ 868,289
Ending balance (Shares) at Jan. 31, 2021						101,717,973
Private placement of units	695,404	394,681				$ 1,090,085
Private placement of units (Shares)						3,114,569
Share-based compensation			182,996			$ 182,996
Share issuance costs	(3,770)					(3,770)
Exercise of options	956,597		(361,284)			$ 595,313
Exercise of options (Shares)						3,968,750
Shares issued for consulting services	36,250					$ 36,250
Shares issued for consulting services (Shares)						250,000
Net loss for the year					(1,882,178)	$ (1,882,178)
Ending balance at Jan. 31, 2022	$ 5,716,131	$ 510,483	$ 675,560		$ (6,015,189)	$ 886,985
Ending balance (Shares) at Jan. 31, 2022						109,051,292